Derivative Instruments and Hedging Activities - Additional Information (Detail) $ in Thousands			12 Months Ended
	Sep. 16, 2014 USD ($)	Oct. 31, 2011 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Derivative [Line Items]
Fair value loss on derivative			$ 5,662	$ 7,722	$ 130
Fair value of interest			13,483	9,828
New Interest Rate Swap
Derivative [Line Items]
Notional amount	$ 220,000
Interest rate on notional amount	2.97%
Interest Rate Cap Period	3 months
Fair value loss on derivative			13,000	7,400
Three-Year Interest Rate Swap
Derivative [Line Items]
Notional amount		$ 200,000
Interest Rate Cap Period		3 years
Derivative, Term of Contract		3 years
Three-Year Interest Rate Swap
Derivative [Line Items]
Interest rate on notional amount		2.49%
Fair value of interest			500	2,500
Three-Year Interest Rate Swap | Other Current Liabilities [Member]
Derivative [Line Items]
Fair value of interest			3,914	1,998
Three-Year Interest Rate Swap | Other Noncurrent Liabilities
Derivative [Line Items]
Fair value of interest			$ 9,569	$ 7,830
Foreign Currency Contracts
Derivative [Line Items]
Notional amount | €						€ 1,600,000.0	€ 1,300,000.0
3-month LIBOR | Three-Year Interest Rate Swap | Interest Rate Floor
Derivative [Line Items]
Interest rate on LIBOR		1.50%